Subsequent events	12 Months Ended
Mar. 31, 2022
Subsequent events
Subsequent events
24	Subsequent events

On April 29, 2022, the Company entered into a series of stock purchase agreements, dated April 29, 2022 (collectively the “SPAs”) with the holders of approximately 95% of the outstanding shares of common stock of Cellenkos, Inc. (“Cellenkos”). The SPAs provide for the acquisition by the Company, directly and indirectly, of the equity securities of Cellenkos held by such holders, subject to the satisfaction or waiver of customary closing conditions set forth in the SPAs (including that neither Dr. Simrit Parmar nor Jackie Leong would have repudiated his or her employment agreement with the Company and/or Cellenkos), in exchange for an aggregate of approximately 65.7 million ordinary shares of the Company, and certain units of Cellenkos Holdings L.P. which may be redeemed upon the unit holders’ request with aggregate consideration of 36,112,267 ordinary shares of the Company on a fully diluted basis. On June 27, 2022, the Company and the counterparties to each of the SPAs entered into an amendment thereto providing that the date by which the acquisition of Cellenkos shall have been consummated in order to avoid the terminability thereof by either of the parties shall be extended from June 28, 2022 to July 28, 2022.

Moreover, the Company entered into a framework agreement dated April 29, 2022 (the “Framework Agreement”) with GM Precision Medicine (BVI) Limited (“GMPM BVI Company”), which is a subsidiary of GMHL. The consideration for the Equity Transfer and Assignment as defined in the Framework Agreement consists of approximately 12.4 million ordinary shares of the Company (the “Stage 1 Share Issue”) and US$664 million cash consideration (the “Stage 1 Payment”), each to be issued/paid to GMPM BVI Company and/or its designated person(s) in accordance with the Framework Agreement, with the purpose to provide the Company with the intellectual property (“Cellenkos Asia Rights”) and certain PRC laboratory assets that will be necessary to develop Cellenkos’ product candidates in the field of umbilical cord blood treatment for acute and chronic autoimmune diseases and inflammatory disorders in Asia.

The Stage 1 Payment and the Stage 1 Share Issue were completed on April 29, 2022 and May 4, 2022, respectively. As of the date of this report, GCBC acquired the Cellenkos Asia Rights and held an indirect 100% interest in Shanghai GM Life Bank Co., Ltd. and Shanghai GM Diagnosis Co., Ltd.

On May 6, 2022, the Company received a winding up petition (the “Petition”) filed by Blue Ocean Structure Investment Company Ltd (“Blue Ocean”) in the Grand Court of the Cayman Islands (the “Cayman Court”). Among other things, the Petition seeks orders that: (i) the Company refrain from proceeding with a proposed transaction by which the Company would acquire Cellenkos, as described in a Form 6-K filed by the Company on April 29, 2022 (the “Cellenkos Acquisition”); (ii) the Company amend and restate its Memorandum and Articles of Association; and (iii) the Company convene an extraordinary general meeting to propose the removal of its current Board of Directors and the appointment of alternative directors proposed by Blue Ocean. In the alternative, the Petition seeks an order for, among other things, the winding up of the Company. On May 16, 2022, a litigation steering committee (the “Litigation Steering Committee”), consisting of Ms. Ting Zheng (Ms. Ting Zheng is the chairman of the Litigation Steering Committee), Mr. Albert Chen, Mr. Mark Chen, Dr. Ken Lu, Ms. Jennifer Wang, Mr. Jack Chow and Mr. Jacky Cheng, was formed to oppose the Petition and to bring such other actions to satisfactorily resolve the matter.

The Cayman Court made various orders in relation to various interlocutory applications filed in the Petition. Among other things:

On May 12, 2022, upon Blue Ocean’s application, the Cayman Court issued an ex parte order preventing the completion of the Cellenkos Acquisition (the “12 May Injunction”).

On June 15, 2022, upon the Company’s application, the Cayman Court ordered, among other things, that, until further order of the Court, any resolution or resolutions (the “Resolutions”) that might be passed or purported to be passed at any extraordinary general meeting of the Company to be held or purporting to be held on June 16, 2022 (the “Purported EGM”) or other meeting held or purporting to be held pursuant to a Notice of Extraordinary General Meeting dated June 3, 2022 (on June 16, 2022 or any other date) shall not take effect and shall not be implemented, and Blue Ocean must not rely or purport to rely upon any such Resolutions and/or seek to convene or convene any extraordinary general meeting of the Company or other meeting (the “EGM Injunction”).

Following a hearing of various interlocutory applications on July 13-14, 2022, the Cayman Court subsequently issued a judgment (the “Judgment”). Among other things:

(i)the Cayman Court observed that Blue Ocean’s shareholding in and standing as a member of the Company was subject to challenge in proceedings it had commenced by way of the BVI Claim (Claim No. BVIHCV (COM) 2022/0101);

(ii)the Cayman Court determined that the 12 May Injunction is to be discharged (for the avoidance of doubt, this aspect of the Judgment, amongst others, will not come into effect until the various consequential matters are heard, a date for which has not yet been set, and the final Order of Court is perfected/ sealed. Therefore, as of the date of this report, the 12 May Injunction remains in place);

(iii)the Cayman Court ordered that the EGM Injunction continue until further Order;

(iv)the Cayman Court adjourned the Company’s application for, among other things, a declaration that the Purported EGM has been invalidly convened and, further or alternatively, a declaration that all proceedings at the Purported EGM are invalid and any resolutions purported to be passed at the Purported EGM are of no effect, with liberty to apply; and

(v)the Cayman Court dismissed the Company's application for, among other things, a declaration that Section 99 of the Cayman Islands Companies Act (2022 Revision) does not apply to any disposition of the Company’s property and any transfer of shares made prior to the commencement of the Petition, and an order that the Company be permitted to effect the transactions contemplated in the Cellenkos Acquisition.

The Company cautions its shareholders and others that the Judgment, despite having been delivered, will not legally take effect until the various consequential matters, including applications for leave to appeal and/or a stay of execution pending appeal, are heard and the final Order of Court is perfected/ sealed. The Judgment provides that the final Order of Court “should, if necessary, take effect from the date it is perfected so as to preserve any appeal rights which might otherwise be affected”.

As of the date of this report, a date for any further hearing(s) has not been fixed and the final Order of Court has not been perfected. This means, among other things, that both the 12 May Injunction and the EGM Injunction still apply. There is also a possibility that the Judgment could still be revised until the final Order of Court is sealed.

Separately, on June 8, 2022, Blue Ocean issued a Writ of Summons (the “Writ”) in the Cayman Court against the Company, our current directors, and other parties in relation to the Cellenkos Acquisition. Among other things, Blue Ocean seeks: (i) a declaration that the Cellenkos Acquisition is void; (ii) equitable compensation against various defendants; (iii) rectification of the Company’s register of members; and (iv) declarations that certain defendants hold shares/ funds received as trustee of the Company on constructive trust.

Therefore, the Cellenkos Acquisition remains the subject of legal proceedings against, among others, the Company and the current Board of Directors. The ultimate resolution of these proceedings may have a material adverse impact on our business, financial condition, results of operations or cash flows. Failure to settle these proceedings or other unfavorable outcomes in these proceedings – including but not limited to the winding up of the Company, the appointment of joint official liquidators, or the appointment of joint provisional liquidators - could result in significant damages, additional penalties or other remedies imposed against the Company, our current or former directors or officers.